Stock options (Details 2) - CAD / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Expected dividends paid per common share	CAD 0	CAD 0
Expected life in years	9 months 18 days	1 year 10 months 24 days
Risk free interest rate	1.00%	1.00%
Stock Option [Member]
Expected dividends paid per common share
Expected life in years	4 years 10 months 24 days	5 years	5 years
Expected volatility in the price of common shares	105.00%	113.00%	74.00%
Risk free interest rate	1.00%	1.50%	1.00%
Weighted average fair market value per share at grant date	CAD 1.28	CAD 1.24	CAD 0.55
Intrinsic (or "in-the-money") value per share of options exercised	CAD 1.4	CAD 0.85	CAD 0.76